PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2025	$859	$349	$976	$2,184
Additions	44	70	21	135
Deductions	(5)	(75)	(608)	(688)
Revaluation recognized in OCI	5	1	13	19
Balance at December 31, 2025	903	345	402	1,650

Accumulated depreciation:
Balance at January 1, 2025	707	232	825	1,764
Depreciation	92	28	127	247
Deductions	(4)	(49)	(609)	(662)
Revaluation recognized in OCI	5	1	11	17
Balance at December 31, 2025	800	212	354	1,366
Depreciated cost at December 31, 2025	$103	$133	$48	$284

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2024	$825	$340	$938	$2,103
Initially consolidated subsidiary	6	6	39	51
Additions	43	3	2	48
Deductions	(15)	—	—	(15)
Revaluation recognized in OCI	—	—	(3)	(3)
Balance at December 31, 2024	859	349	976	2,184
Accumulated depreciation:
Balance at January 1, 2024	607	202	711	1,520
Depreciation	113	30	115	258
Deductions	(13)	—	—	(13)
Revaluation recognized in OCI	—	—	(1)	(1)
Balance at December 31, 2024	707	232	825	1,764
Depreciated cost at December 31, 2024	$152	$117	$151	$420